Share-Based Compensation Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Expenses
Share-based compensation expense	$ 2.8	$ 1.8	$ 8.5	$ 4.6
Stock options and restricted share units
Share-Based Compensation Expenses
Share-based compensation expense	1.7	1.5	3.1	2.9
Deferred share units
Share-Based Compensation Expenses
Share-based compensation expense	$ 1.1	$ 0.3	$ 5.4	$ 1.7